Employee share schemes (Details)	12 Months Ended
	Dec. 31, 2024 GBP (£) item	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Employee share scheme
Share-based compensation expense	£ 117,000,000	£ 88,000,000	£ 78,000,000
Performance Share Plan
Employee share scheme
Number of measures of achieval of performance conditions | item	3
Performance period	3 years
Percentage of awards vesting determined by cumulative free cash flow measure	50.00%
Percentage of awards vesting determined by adjusted diluted earnings per share	30.00%
Percentage of awards vesting determined by organic operating margin improvement	20.00%
Performance Share Plan | Maximum
Employee share scheme
Potential reduction in overall vesting from Environmental, Social and Governance qualifier	75.00%
Share Value Plan
Employee share scheme
Performance period	3 years
Expected dividend yield	2.22%	1.54%	1.59%
Deferred Annual Bonus Plan
Employee share scheme
Percentage of annual bonus earned that can be deferred into a share award	50.00%
Share Save Plan
Employee share scheme
Expected dividend yield	2.02%	1.88%
Period of participation in plan	3 years
Discount on share price at grant	20.00%
Share Save Plan | Maximum
Employee share scheme
Monthly savings in plan per participant	£ 500
Share Reward Plans
Employee share scheme
Percentage of amount contributed by participants matched by company	100.00%
Period after which shares become available with tax advantage to participants	5 years
Share Reward Plans | Maximum
Employee share scheme
Monthly savings in plan per participant	£ 125